AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2006

                                                              File No. 033-42484
                                                              File No. 811-06400


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 89             /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 90                    /X/


                         THE ADVISORS' INNER CIRCLE FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:

Richard W. Grant, Esquire                          John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
One Oxford Centre                                  1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                Philadelphia, PA  19103-2921


    It is proposed that this filing become effective (check appropriate box)
       ---------------------------------------------------------------------
       [ ] Immediately upon filing pursuant to paragraph (b)
       [ ] On [date] pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [X] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on [date] pursuant  to paragraph (a) of Rule 485
       ---------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                  JUNE __, 2006

                             WHG LARGECAP VALUE FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:
                            WESTWOOD MANAGEMENT CORP.

          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
               OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
                 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The WHG LargeCap Value Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                        PAGE
     WHG LARGECAP VALUE FUND............................................1
     MORE INFORMATION ABOUT PRINCIPAL RISK..............................4
     MORE INFORMATION ABOUT FUND INVESTMENTS............................5
     INFORMATION ABOUT PORTFOLIO HOLDINGS...............................5
     INVESTMENT ADVISER.................................................5
     PORTFOLIO MANAGERS.................................................6
     HISTORICAL PERFORMANCE DATA OF THE ADVISER.........................7
     PURCHASING AND SELLING FUND SHARES.................................10
     SHAREHOLDER SERVICING ARRANGEMENTS.................................14
     OTHER POLICIES.....................................................14
     DIVIDENDS AND DISTRIBUTIONS........................................16
     TAXES..............................................................16
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND...................Back Cover

                             WHG LARGECAP VALUE FUND


FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The Fund considers large-cap companies to be those companies with market capitalizations above $3 billion at the time of purchase. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund will invest will be primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"). The Fund will generally invest in securities of domestic companies, but may also invest in foreign securities and American Depository Receipts ("ADRs").

The Fund invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, the Adviser utilizes a value style of investing in which it chooses common stocks that they believe are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target; a change to a company's fundamentals that negatively impacts the original investment thesis; or a stock declining 15% or more in the first 45 days of ownership. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK - Investing in foreign companies, including direct investments and through ADRs which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

INVESTMENTS IN ETFS - To the extent the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Similar to real estate investment trusts (REITs), ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser manages separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    None
--------------------------------------------------------------------------------------------- ------------------------

------------
*    The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------ -------------------------------------
                                                  INSTITUTIONAL SHARES
------------------------------------------ -------------------------------------
Investment Advisory Fees                                 0.75%
------------------------------------------ -------------------------------------
Other Expenses*                                          X.XX%
------------------------------------------ -------------------------------------
Total Annual Operating Expenses**                        X.XX%
------------------------------------------ -------------------------------------

------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund's adviser has voluntarily agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.00%. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Operating Expenses" and 1.00% to recapture any of its prior expense limitation reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                  ------------------------- ------------------------
                           1 YEAR                   3 YEARS
                  ------------------------- ------------------------
                            $XXX                     $XXX
                  ------------------------- ------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's investment adviser, Westwood Management Corp. (Adviser), invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, interests in MLPs and royalty trusts, shares of REITs, and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its respective investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a quarterly basis, the Fund will post its complete portfolio holdings on the internet at HTTP://SEI2FUNDS.SEIC.COM/WESTWOOD. The information on the SEI II website is provided with a lag of at least 30 days. On a monthly basis, the Fund will post its top ten portfolio holdings on the internet at HTTP://WWW.WHGFUNDS.COM. The information on the Fund's website is provided on the next Business Day after the month end and is publicly available to all categories of persons.


INVESTMENT ADVISER

Westwood Management Corp. (Adviser), a New York corporation formed in 1983, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. The Adviser is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of June 1, 2006, the Adviser had approximately $X.X billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (Board) supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% of average net assets. To maintain these expense limits, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitations until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.00%, to recapture any of its prior expense limitation reimbursements.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser will appear in the Fund's Annual Report to Shareholders for the period ended October 31, 2006.

PORTFOLIO MANAGERS

The Adviser also manages institutional separate accounts and is the sub-adviser to other mutual funds. The investment process is the same for similar accounts, including the Fund, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Adviser's investment strategies. The Adviser's largecap investment strategy is managed by a portfolio team with a Lead Portfolio Manager. Weekly research meetings provide a forum where the Adviser's investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team with the Lead Portfolio Manager having veto power with regard to stock/weight selection.

Because the Fund is managed by a portfolio team with a Lead Portfolio Manager, the Adviser has identified the Lead Portfolio Manager and four team members with the most significant responsibility for the Fund's assets. This list does not include all members of the investment team. A description of each of the listed portfolio manager's investment professional's role on the portfolio team is set forth below.

Ms. Susan M. Byrne has served as Chairman and Chief Investment Officer since founding the Adviser in April 1983. She has served as the Lead Portfolio Manager of the Fund since its inception. Ms. Byrne participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio and she has the final veto power with regard to stock/weight selection. She has authority to direct trading activity on each Fund and is also responsible for representing the Fund to investors. Ms. Byrne has more than 35 years of investment experience.

Ms. Kellie R. Stark, CFA, has served as Senior Vice President for the Adviser since July 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for the Adviser from July 1997 to July 2004. She joined the Adviser in 1993 and has served on the portfolio team of the Fund since its inception. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Ms. Stark has over 16 years of investment experience.

Mr. Mark R. Freeman, CFA, has served as Vice President for the Adviser since 2000. He joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception. Mr. Freeman participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. Freeman has more than 18 years on investment experience.

Mr. Christopher J. MacDonald, CFA, has served as Vice President of the Adviser since 1997. He joined the Adviser in 1994 and has served on the portfolio team for the Fund since its inception. Mr. MacDonald participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. MacDonald has more than 17 years of investment experience.

Mr. Scott Lawson, CFA, has served as Vice President since joining the Adviser in October 2003. He has served on the portfolio team for the Fund since its inception. Prior to joining the Adviser, Mr. Lawson was an Assistant Portfolio Manager at the Bank of America from 2000 to 2003. From 1995 to 2000, he was a Research Analyst with Mississippi Valley Advisors, specializing in the Technology and Industrial sectors. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the target portfolio. He is also responsible for representing the Fund to investors. Mr. Lawson has over 17 years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following tables give the historical performance of actual, fee-paying separate accounts, referred to as a "Composite", managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI).(1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composites, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios are excluded from a Composite. The currency used to express performance in the Composite is stated in U.S. Dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Accounts that are included in the Composites are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities tax laws as the Fund.

The investment results for the Adviser Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE ADVISER'S LARGECAP VALUE COMPOSITE CHARACTERISTICS(2)
(JANUARY 1, 1987 THROUGH DECEMBER 31, 2005)

------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
                                                                                       TOTAL ASSETS    PERCENTAGE OF
                   TOTAL RETURN     RUSSELL 1000       NUMBER OF                         AT END OF      FIRM ASSETS
      YEAR                       VALUE INDEX (3), (4)  PORTFOLIOS      DISPERSION         PERIOD
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2005            15.8%             7.1%               32              0.3           $2,656.2          57.7%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2004            14.2%            16.5%               39              0.3           $2,572.6          67.7%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2003            24.8%            30.0%               42              0.5           $2,341.3          61.4%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2002            -15.7%           -15.5%              38              0.5           $1,822.5          45.4%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2001            -8.2%            -5.6%               35              0.4           $1,880.7          46.8%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      2000            13.5%             7.0%               33              0.6           $1,637.3          46.1%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      1999            13.8%             7.4%               26              1.6           $1,111.4          48.0%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      1998            21.5%            15.6%               17              4.3            $536.6           26.2%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      1997            33.6%            35.2%               11              0.2            $194.0           11.6%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      1996            27.8%            21.6%               4               0.2            $131.4           14.0%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------
      1995            40.5%            38.4%               4               0.0            $112.4           15.7%
------------------ ------------- ------------------- --------------- ---------------- ---------------- ---------------


     ----------------------------- ---------------------------------------------
                                                      ADVISER'S
             TIME PERIOD                          COMPOSITE RETURNS
     -------------------------------------------------------- ------------------
     ANNUALIZED RETURNS (AS OF 12/31/05)
     ----------------------------- -------------------------- ------------------
                                          NET OF FEES            GROSS OF FEES
     ----------------------------- -------------------------- ------------------
                1 Year                       15.3%                   15.8%
     ----------------------------- -------------------------- ------------------
               2 Years                       14.5%                   15.0%
     ----------------------------- -------------------------- ------------------
               3 Years                       17.7%                   18.2%
     ----------------------------- -------------------------- ------------------
               4 Years                       8.1%                     8.6%
     ----------------------------- -------------------------- ------------------
               5 Years                       4.5%                     5.0%
     ----------------------------- -------------------------- ------------------
               6 Years                       5.9%                     6.4%
     ----------------------------- -------------------------- ------------------
               7 Years                       6.9%                     7.4%
     ----------------------------- -------------------------- ------------------
               8 Years                       8.6%                     9.1%
     ----------------------------- -------------------------- ------------------
               9 Years                       11.0%                   11.6%
     ----------------------------- -------------------------- ------------------
               10 Years                      12.5%                   13.1%
     ----------------------------- -------------------------- ------------------
               11 Years                      14.7%                   15.4%
     ----------------------------- -------------------------- ------------------
               12 Years                      13.7%                   14.4%
     ----------------------------- -------------------------- ------------------
               13 Years                      14.1%                   14.7%
     ----------------------------- -------------------------- ------------------
               14 Years                      13.7%                   14.3%
     ----------------------------- -------------------------- ------------------
               15 Years                      14.3%                   15.0%
     ----------------------------- -------------------------- ------------------
               16 Years                      12.6%                   13.3%
     ----------------------------- -------------------------- ------------------
               17 Years                      13.7%                   14.4%
     ----------------------------- -------------------------- ------------------
               18 Years                      13.8%                   14.5%
     ----------------------------- -------------------------- ------------------
               19 Years                      13.4%                   14.1%
     ----------------------------- -------------------------- ------------------
       Since Inception (1/1/87)              13.4%                   14.1%
     ----------------------------- -------------------------- ------------------

     --------------------------- ----------------------------------------------
                                                    ADVISER'S
            TIME PERIOD                          COMPOSITE RETURNS
     --------------------------------------------------------------------------
          CALENDAR YEARS
     --------------------------- -------------------------- -------------------
                                        NET OF FEES            GROSS OF FEES
     --------------------------- -------------------------- -------------------
               2005                        15.3%                   15.8%
     --------------------------- -------------------------- -------------------
               2004                        13.7%                   14.2%
     --------------------------- -------------------------- -------------------
               2003                        24.3%                   24.8%
     --------------------------- -------------------------- -------------------
               2002                       -16.1%                   -15.7%
     --------------------------- -------------------------- -------------------
               2001                        -8.7%                   -8.2%
     --------------------------- -------------------------- -------------------
               2000                        13.1%                   13.5%
     --------------------------- -------------------------- -------------------
               1999                        13.3%                   13.8%
     --------------------------- -------------------------- -------------------
               1998                        20.6%                   21.5%
     --------------------------- -------------------------- -------------------
               1997                        32.7%                   33.6%
     --------------------------- -------------------------- -------------------
               1996                        26.9%                   27.8%
     --------------------------- -------------------------- -------------------
               1995                        39.3%                   40.5%
     --------------------------- -------------------------- -------------------
               1994                        3.5%                     4.2%
     --------------------------- -------------------------- -------------------
               1993                        18.5%                   19.2%
     --------------------------- -------------------------- -------------------
               1992                        8.3%                     9.0%
     --------------------------- -------------------------- -------------------
               1991                        23.9%                   24.7%
     --------------------------- -------------------------- -------------------
               1990                       -10.0%                   -9.2%
     --------------------------- -------------------------- -------------------
               1989                        31.7%                   32.5%
     --------------------------- -------------------------- -------------------
               1988                        15.7%                   16.6%
     --------------------------- -------------------------- -------------------
               1987                        6.9%                     7.8%
     --------------------------- -------------------------- -------------------

------------
(1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

(2) The calculation of returns is computed on a monthly basis starting 1/1/1987 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. Performance results net of management fees reflect the actual rate of fees paid by the accounts included in the Composite. Westwood's fee schedules are as follows: for the LargeCap Value Fund 0.75% on the first $25 million, negotiable thereafter. All fees are stated in annual rates and are typically billed quarterly. Asset-weighted standard deviation of investment returns versus asset-weighted composite includes accounts managed for entire year. Westwood Management has been verified for the periods January 1, 1995 through December 31, 2004 by PricewaterhouseCoopers LLP. A copy of the verification report is available upon request.

(3) The Russell 1000 Value Index is an unmanaged index, which measures the performance of the large-capitalization sector of the US equity markets. It invests in those Russell 1000 Index companies with lower-price-to-book ratios and lower forecasted growth.

(4) The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Fund.

Institutional Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-877-FUND-WHG or log on to the Fund's website at WWW.WHGFUNDS.COM.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. Dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

WHG Funds
[ADDRESS TO BE PROVIDED BY AMENDMENT]

EXPRESS MAIL ADDRESS

WHG Funds
[ADDRESS TO BE PROVIDED BY AMENDMENT]

BY WIRE

To open an account by wire, first call 1-877-FUND-WHG for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

[TO BE PROVIDED BY AMENDMENT]
ABA#:  XXXXXX
WHG Funds
DDA# XXXXXX
Ref: fund name/account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through your account with your broker or financial intermediary. For the reasons discussed below, if you place an order through a financial intermediary, please consult with the financial intermediary to determine when your order will be executed. In addition, when dealing with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers.

Certain financial intermediaries are authorized agents of the Fund for the sole purpose of accepting purchase and redemption orders for Fund shares (referred to herein as "Authorized Intermediaries"). Purchase and redemption requests sent to such Authorized Intermediaries are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. So, for you to receive the current Business Day's NAV, an Authorized Intermediary must receive your purchase or sale order in proper form before 4:00 p.m., Eastern Time. Authorized Intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If an Authorized Intermediary fails to do so, it may be responsible for any resulting fees or losses.

Please note, if your financial intermediary is not an Authorized Intermediary, you may have to transmit your purchase and sale requests to your intermediary at an earlier time for your transaction to become effective that day. This earlier cut-off time allows these intermediaries time to process your requests and transmit them to the Fund. These intermediaries are responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Purchase and redemption requests sent to intermediaries that are not Authorized Intermediaries are executed at the NAV next determined after the Fund's transfer agent receives the order from the intermediary.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a foreign security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. Pursuant to the policies adopted by, and under the ultimate supervision of the Fund's Board of Trustees, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund will consider any relevant information as related to the securities such as, the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the U.S.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-877-FUND-WHG.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $50,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

          o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

          o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot ensure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                    WHG FUNDS

INVESTMENT ADVISER
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, Texas 75201

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:     1-877-FUND-WHG

BY MAIL:          WHG Funds
                  [ADDRESS TO BE PROVIDED BY AMENDMENT]

BY INTERNET:      WWW.WHGFUNDS.COM

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.






                                                                   [INSERT CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                             WHG LARGECAP VALUE FUND

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                  JUNE __, 2006

                               INVESTMENT ADVISER:
                            WESTWOOD MANAGEMENT CORP.


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the WHG LargeCap Value Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated June __, 2006. Capitalized terms not defined herein are defined in the prospectus.


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST...................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.............1
DESCRIPTION OF PERMITTED INVESTMENTS........................................2
INVESTMENT LIMITATIONS.....................................................12
THE ADVISER................................................................14
THE PORTFOLIO MANAGERS.....................................................15
THE ADMINISTRATOR..........................................................16
THE DISTRIBUTOR............................................................17
THE TRANSFER AGENT.........................................................17
THE CUSTODIAN..............................................................18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................18
LEGAL COUNSEL..............................................................18
TRUSTEES AND OFFICERS OF THE TRUST.........................................18
PURCHASING AND REDEEMING SHARES............................................24
DETERMINATION OF NET ASSET VALUE...........................................25
TAXES......................................................................25
FUND TRANSACTIONS..........................................................28
PORTFOLIO HOLDINGS.........................................................29
DESCRIPTION OF SHARES......................................................30
SHAREHOLDER LIABILITY......................................................30
LIMITATION OF TRUSTEES' LIABILITY..........................................30
PROXY VOTING...............................................................30
CODE OF ETHICS.............................................................31
APPENDIX A - RATINGS......................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.........................B-1

June __, 2006
                                                                   [INSERT CODE]

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if either Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

WHG LARGECAP FUND. The investment objective of the Fund is to seek long-term capital appreciation. The investment objective of the Fund is fundamental and may not be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The Fund considers large-cap companies to be those companies with market capitalizations above $3 billion at the time of purchase. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund will invest will be primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"). The Fund will generally invest in securities of domestic companies, but may also invest in foreign securities and American Depository Receipts ("ADRs").

The Fund invests in approximately 40-60 securities with attractive valuations. Companies that produce ample levels of free cash flow and maintain relatively low levels of debt are preferred. In selecting investments for the Fund, the Adviser utilizes a value style of investing in which it chooses common stocks that they believe are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target; a change to a company's fundamentals that negatively impacts the original investment thesis; or a stock declining 15% or more in the first 45 days of ownership. The Adviser will not necessarily sell a security that has depreciated outside the stated market capitalization range defined above.

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PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S.
Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depository receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depository receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

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For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

ROYALTY TRUSTS. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

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EXCHANGE-TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares(R). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, unless an exception is available, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, the Fund may invest in iShares
Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the iShares Funds.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities is described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS (REITS) - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to their investment adviser, sub-adviser or their affiliates unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objectives, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in
Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES - As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.       Change its investment objective to seek long-term capital appreciation.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

7. The Fund shall invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of large-cap companies.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER

GENERAL. Westwood Management Corp. (the "Adviser"), a New York corporation formed in 1983, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of June 1, 2006, the Adviser had approximately $X.X billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a fixed cash salary and retirement plan benefits. The portfolio managers are also paid a discretionary cash bonus and a restricted stock award which takes into account performance of the products they manage, including the Fund and other accounts, and profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of May 31, 2006.

The Adviser also manages institutional separate accounts and is the sub-adviser to other mutual funds. The investment process is the same for similar accounts, including the Fund, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Adviser's investment strategies. Each of the Adviser's investment strategies is managed by a portfolio team. Weekly research meetings provide a forum where the Adviser's investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team.

Although the Fund is managed by the Adviser's portfolio team, the Adviser has identified the five portfolio managers with the most significant responsibility for the Fund's assets. This list does not include all members of the investment team.


-------------------- ----------------------------------- ------------------------------------- ------------------------------------
                                 REGISTERED                          OTHER POOLED
                            INVESTMENT COMPANIES                 INVESTMENT VEHICLES                       OTHER ACCOUNTS
-------------------- ----------------------------------- ------------------------------------- ------------------------------------
                        NUMBER OF                           NUMBER OF                             NUMBER OF
       NAME              ACCOUNTS        TOTAL ASSETS       ACCOUNTS         TOTAL ASSETS        ACCOUNTS           TOTAL ASSETS
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------
Susan M. Byrne
                            XX              $XXX*               XX               $XXX*               XX                 $XXX*
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------
Kellie R. Stark             XX               $XXX               XX               $XXX*               XX                 $XXX*
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------
Mark R. Freeman
                            XX               $XXX               XX               $XXX*               XX                 $XXX*
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------
Christopher J.
MacDonald                   XX               $XXX               XX               $XXX*               XX                 $XXX*
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------
Scott Lawson                XX               $XXX               XX               $XXX*               XX                 $XXX*
-------------------- ----------------- ----------------- ----------------- ------------------- ---------------- -------------------

------------
* Represents the portion of assets for which the portfolio team has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers and therefore may be duplicated.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser's trade allocation policy is to aggregate client transactions, including the Fund's, where possible when it is believed that such aggregation may facilitate the Adviser's duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client's participation in the transaction. The Adviser generally allocates securities among client accounts according to each account's pre-determined participation in the transaction. The Adviser's policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

 ------------------------------------------ ------------------------------------
    FEE (AS A PERCENTAGE OF AGGREGATE
         AVERAGE ANNUAL ASSETS)               FUND'S AVERAGE DAILY NET ASSETS
 ------------------------------------------ ------------------------------------
                  0.12%                              First $100 million
 ------------------------------------------ ------------------------------------
                  0.08%                             $100 - $300 million
 ------------------------------------------ ------------------------------------
                  0.06%                             $300 - $850 million
 ------------------------------------------ ------------------------------------
                  0.04%                              Over $850 million
 ------------------------------------------ ------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Westwood Management Corp. fund complex, and is applicable to each portfolio within the fund complex.

o The Administrator will waive $25,000 for the first year of operations for each portfolio launched during the first twenty four (24) months of the Administration Agreement.

o    For each additional class of shares of a fund established after the initial
     (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

The fees outlined above will remain in place for a period of three (3) years.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE TRANSFER AGENT

__________________ serves as the Fund's transfer agent.

THE CUSTODIAN

____________________ acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________________ serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------- ------------------ -------------------------------- ------------------------------------------
Robert Nesher                 Chairman of the    Currently performs various       Trustee of The Advisors' Inner Circle
(DOB 08/17/46)                Board of           services on behalf of SEI        Fund II, Bishop Street Funds, SEI Global
                              Trustees*          Investments for which Mr.        Master Fund, plc, SEI Global Assets
                              (since 1991)       Nesher is compensated.           Fund, plc, SEI Global Investments Fund,
                                                 Executive Vice President of      plc, SEI Investments Global, Limited,
                                                 SEI Investments, 1986-1994.      SEI Absolute Return Master Fund, L.P.,
                                                 Director and Executive Vice      SEI Opportunity Master Fund, L.P., SEI
                                                 President of the Administrator   Absolute Return Fund, L.P., SEI
                                                 and the Distributor, 1981-1994.  Opportunity Fund, L.P., SEI Asset
                                                                                  Allocation Trust, SEI Index Funds, SEI
                                                                                  Daily Income Trust, SEI Institutional
                                                                                  International Trust, SEI Institutional
                                                                                  Investments Trust, SEI Institutional
                                                                                  Managed Trust, SEI Liquid Asset Trust and
                                                                                  SEI Tax Exempt Trust.

----------------------------------------------------------------------------------------------------------------------------


----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTD.)
----------------------------- ------------------ -------------------------------- ------------------------------------------
William M. Doran              Trustee*           Self-Employed Consultant since   Trustee of The Advisors' Inner Circle
(DOB 05/26/40)                (since 1992)       2003.  Partner, Morgan, Lewis    Fund II, SEI Asset Allocation Trust, SEI
                                                 & Bockius LLP (law firm) from    Daily Income Trust, SEI Index Funds, SEI
                                                 1976 to 2003, counsel to the     Institutional International Trust, SEI
                                                 Trust, SEI Investments, the      Institutional Investments Trust, SEI
                                                 Administrator and the            Institutional Managed Trust, SEI Liquid
                                                 Distributor. Director of the     Asset Trust and SEI Tax Exempt Trust.,
                                                 Distributor since 2003.          SEI Investments - Global Fund Services
                                                 Director of SEI Investments      Limited, SEI Investments Global,
                                                 since 1974; Secretary of SEI     Limited, SEI Investments (Europe),
                                                 Investments since 1978.          Limited, SEI Investments (Asia) Limited,
                                                                                  SEI Asset Korea Co., Ltd.
----------------------------- ------------------ -------------------------------- ------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee            Self-Employed Business           Director, Crown Pacific, Inc., Trustee
(DOB 08/20/34)                (since 2005)        Consultant, Business            of The Advisors' Inner Circle Fund II.
                                                  Projects Inc. since 1997.
                                                 Director, Crown Pacific Inc.
                                                 CEO and President, United
                                                 Grocers Inc. from 1997 to
                                                 2000.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Mitchell A. Johnson           Trustee            Retired.                         Director, Federal Agricultural Mortgage
(DOB 03/01/42)                (since 2005)                                        Corporation, Trustee of The Advisors'
                                                                                  Inner Circle Fund II.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Betty L. Krikorian            Trustee            Self-Employed Legal and          Trustee of The Advisors' Inner Circle
(DOB 01/23/43)                (since 2005)       Financial Services Consultant    Fund II.
                                                 since 2003.  State Street Bank
                                                 Global Securities and Cash
                                                 Operations from 1995 to 2003.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Eugene B. Peters              Trustee            Private investor from 1987 to    Trustee of The Advisors' Inner Circle
(DOB 06/03/29)                (since 1993)       present.  Vice president and     Fund II.
                                                 Chief Financial Officer,
                                                 Western Company of North
                                                 America (petroleum service
                                                 company), 1980-1986.
                                                 President of Gene Peters and
                                                 Associates (import company),
                                                 1978-1980.  President and
                                                 Chief Executive Officer of
                                                 Jos. Schlitz Brewing Company
                                                 before 1978.
----------------------------- ------------------ -------------------------------- ------------------------------------------

----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTD.)
----------------------------- ------------------ -------------------------------- ------------------------------------------
James M. Storey               Trustee            Attorney, Solo Practitioner      Trustee of The Advisors' Inner Circle
(04/12/31)                    (since 1994)       since 1994. Partner, Dechert,    Fund II, Massachusetts Health and
                                                 September 1987-December 1993.    Education Tax-Exempt Trust, SEI Asset
                                                                                  Allocation Trust, SEI Daily Income
                                                                                  Trust, SEI Index Funds, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust, SEI Liquid
                                                                                  Asset Trust and SEI Tax Exempt Trust,
                                                                                  U.S. Charitable Gift Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------
George J. Sullivan, Jr.       Trustee            Chief Executive Officer,         Trustee, State Street Navigator
(11/13/42)                    (since 1999)       Newfound Consultants Inc.        Securities Lending Trust, The Advisors'
                                                 since April 1997.  General       Inner Circle Fund II, SEI Absolute
                                                 Partner, Teton Partners, L.P.,   Return Master Fund, LP, SEI Asset
                                                 June 1991-December 1996; Chief   Allocation Trust, SEI Absolute Return
                                                 Financial Officer, Nobel         Fund, L.P., SEI Opportunity Fund, SEI
                                                 Partners, L.P., March            Daily Income Trust, SEI Index Funds, SEI
                                                 1991-December 1996; Treasurer    Institutional International Trust, SEI
                                                 and Clerk, Peak Asset            Institutional Investments Trust, SEI
                                                 Management, Inc., since 1991.    Institutional Managed Trust, SEI Liquid
                                                                                  Asset Trust, SEI Opportunity Master Fund
                                                                                  and SEI Tax Exempt Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------

------------
* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twice in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- -----------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------ --------------------------------------------------------- -----------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Nesher                          None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Doran                           None (WHG LargeCap Value Fund)                                        None
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ --------------------------------------------------------- -----------------------------------------------------
Carlbom**                       None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Johnson**                       None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Krikorian**                     None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Peters                          None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Storey                          None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------
Sullivan                        None (WHG LargeCap Value Fund)                                        None
------------------ --------------------------------------------------------- -----------------------------------------------------

------------
*    Valuation date is December 1, 2005.
**   Elected on February 18, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                                    $27,860                     N/A                       N/A            $27,860 for service on one
Charles E. Carlbom**                                                                                     (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

John T. Cooney****                  $46,437                     N/A                       N/A            $46,437 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Mitchell A. Johnson**               $27,860                     N/A                       N/A            $27,860 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Betty L. Krikorian**                $27,860                     N/A                       N/A            $27,860 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Robert Patterson***                 $46,437                     N/A                       N/A            $46,437 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Eugene B. Peters                    $46,437                     N/A                       N/A            $46,437 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

James M. Storey                     $46,437                     N/A                       N/A            $46,437 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

George J. Sullivan                  $46,437                     N/A                       N/A            $46,437 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

------------
(1)  The Advisors' Inner Circle Fund is the only trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
***  Resigned on May 17, 2005.
**** Resigned on November 14, 2005.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The chief compliance officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


----------------------------- ----------------------------- ---------------------------- ------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       James F. Volk             President (since 2003)     Senior Operations Officer    None.
       (DOB 08/28/62)                                       of SEI Investments Funds
                                                            Accounting and
                                                            Administration since
                                                            1996; Assistant
                                                            Chief Accountant for
                                                            the U.S. Securities
                                                            and Exchange
                                                            Commission's
                                                            Division of
                                                            Investment
                                                            Management from 1993
                                                            to 1996.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       Michael Lawson             Controller and Chief      Director of SEI Funds        None.
       (DOB 10/8/60)               Financial Officer        Accounting since July
                                      (since 2005)          2005, Manager, Funds
                                                            Accounting, SEI
                                                            Investments AVP from
                                                            April 1995 through July
                                                            2005, excluding February
                                                            1998 through October 1998,
                                                            Assistant Product Manager,
                                                            Pilgrim Baxter &
                                                            Associates February 1998
                                                            through October 1998.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       Russell Emery            Chief Compliance Officer    Director of Investment       None
       (DOB 12/18/62)                 (since 2006)          Product Management and
                                                            Development, SEI
                                                            Investments, since
                                                            February 2003;
                                                            Senior Investment
                                                            Analyst - Equity
                                                            Team, SEI
                                                            Investments, from
                                                            March 2000 to
                                                            February 2003.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
      Timothy D. Barto             Vice President and       General Counsel, Vice        None.
       (DOB 03/28/68)          Assistant Secretary (since   President and Secretary of
                                         1999)              the Administrator
                                                            and Assistant
                                                            Secretary of the
                                                            Distributor since
                                                            December 1999;
                                                            Associate, Richter,
                                                            Miller & Finn (law
                                                            firm) from
                                                            1994-1997.
----------------------------- ----------------------------- ---------------------------- ------------------------------------

----------------------------- ----------------------------- ---------------------------- ------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------- ----------------------------- ---------------------------- ------------------------------------
        James Ndiaye                 Vice President         Employed by SEI              None.
       (DOB 09/11/68)                and Secretary          Investments Company since
                                      (since 2004)          2004.  Vice President,
                                                            Deutsche Asset Management,
                                                            2003-2004.  Associate,
                                                            Morgan, Lewis & Bockius,
                                                            LLP 2000-2003.  Counsel,
                                                            Assistant Vice President,
                                                            ING Variable Annuities
                                                            Group, 1999-2000.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
    Phillip T. Masterson           Vice President and       Employed by SEI              None.
       (DOB 03/12/64)             Assistant Secretary       Investments Company since
                                      (since 2004)          2004.  General Counsel,
                                                            CITCO Mutual Fund Services
                                                            (2003-2004). Vice
                                                            President and Associate
                                                            Counsel, Oppenheimer Funds
                                                            from 2001-2003, and Vice
                                                            President and Assistant
                                                            Counsel, Oppenheimer
                                                            Funds, 1997-2001 and Vice
                                                            President and Associate
                                                            Counsel, 2001-2003.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
        Nicole Welch                  AML Officer           Compliance Analyst, TD       None.
       (DOB 09/13/77)                 (since 2005)          Waterhouse, 2004.  Senior
                                                            Compliance Analyst, UBS
                                                            Financial Services,
                                                            2002-2004.  Knowledge
                                                            Management Analyst,
                                                            PricewaterhouseCoopers
                                                            Consulting, 2000-2002.
----------------------------- ----------------------------- ---------------------------- ------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Fund intends to distribute substantially all of its net investment income and may distribute their capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceeds its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most their net capital gains and pay tax thereon.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not to exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of their most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

The Fund provides information about its complete portfolio holdings, updated on a quarterly basis, on the internet at HTTP://SEI2FUNDS.SEIC.COM/WESTWOOD. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Beginning August 31, 2007, the Fund's proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling 1-877-FUND-WHG or by writing to the Fund at WHG Funds, P.O. Box 91009, Kansas City, Missouri 64121-9009. At such time, the Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Access persons are prohibited from engaging in personal securities transactions in securities that are held by the Fund. In addition, all access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                               APPENDIX A -RATINGS

                                     RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located is not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B -PROXY VOTING POLICIES AND PROCEDURES

                            WESTWOOD MANAGEMENT CORP.
                    POLICIES AND PROCEDURES FOR PROXY VOTING

POLICY
------

Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. ISS is a leading provider of corporate governance and proxy voting services. Their main objective is to assist institutional investors by researching the financial implications of proxy proposals and by casting votes that will enhance and protect shareholder returns. In most cases, we agree with the recommendations of ISS, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than ISS if we believe it in the best interest of our clients.

PROCEDURES
----------

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 89

ITEM 23. EXHIBITS:

(a)(1) The Advisors' Inner Circle Funds' (the "Registrant") Agreement and Declaration of Trust dated July 18, 1991 is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(d)(3) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(d)(4) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(5) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.

(d)(6) Investment Advisory Agreement between the Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(7) Investment Advisory Agreement between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(8) Investment Advisory Agreement dated August 13, 2001 between the Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(9) Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(10) Amendment dated May 18, 2004 to the Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Investment Advisors, Inc. and Steinberg Priest & Sloane Capital Management, LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 17, 2004.
(d)(11) Investment Advisory Agreement between the Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(12) Investment Advisory Agreement between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(13) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(14) Amended Schedule dated August 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(15) Investment Advisory Agreement between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16)           Investment Advisory Agreement between the Registrant and C.S.
                  McKee, L.P. is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.

(d)(17) Investment Advisory Agreement dated June 24, 2002, between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(19) Investment Advisory Agreement between the Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(20) Investment Advisory Agreement dated September 3, 2002, between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(21) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(d)(22) Investment Advisory Agreement between the Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(23) Investment Advisory Agreement between the Registrant and National City Investment Management Co. (now Allegiant Asset Management Co.) is incorporated herein by reference to exhibit
                  (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(24) Investment Advisory Agreement between the Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(25) Investment Advisory Agreement between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(26) Investment Advisory Agreement between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.

(d)(27) Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated July 13, 2005 is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(28) Investment Advisory Agreement between the Registrant and Westwood Management Corp., is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(d)(29) Form of Amended and Restated Schedule to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp., with respect to the WHG Large Cap Value Fund, is filed herewith.
(d)(30) Form of Investment Advisory Agreement between the Registrant and Edgewood Management Company, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(e)(1) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(e)(4) Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Company is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(f)               Not Applicable.
(g)(1) Custodian Agreement between the Registrant and CoreStates Bank N.A. is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(g)(2) Amended Custodian Agreement between the Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
 (g)(4) Custodian Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.

(g)(5) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(g)(6) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now known as Wachovia Bank, National Association) is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(7) Amended Fee Schedule dated February 18, 2004 to the Custody Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(1) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(h)(2) Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(3) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(h)(4) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the LSV Value Equity Fund, between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (h)(14) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(5) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(6) Administration Agreement dated August 20, 1999 between the Registrant, LSV Asset Management, Fidelity Brokerage Services, Inc., and National Financial Services Corporation is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.

(h)(7) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(8) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Sterling Partners Portfolios is incorporated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(9) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Japan Smaller Companies Fund is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(h)(10) Schedule dated August 13, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Synovus Funds is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(11) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(12) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(13) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.

(h)(14) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(15) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(16) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Rice Hall James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(17) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(18) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the McKee International Equity Portfolio is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(19) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(20) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.

(h)(21) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the CB Core Equity Fund is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(22) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the Haverford Quality Growth Stock Fund is incorporated herein by reference to exhibit
                  (h)(53) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(23) Amendment and Schedule thereto dated June 30, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services relating to the Cambiar Funds is incorporated herein by reference to exhibit (h)(58) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(24) Amendment and Schedule thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the Rice Hall James Funds is incorporated herein by reference to exhibit
                  (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(25) Schedule dated May 20, 2005 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to AIG Money Market Fund, Class A and B Shares, is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(26) Amendment and Schedule thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Global Funds Services relating to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(27) Amendment and Schedule thereto dated September 1, 2005 to the Amended and Restated Administration Agreement dated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(28) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to the LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co., Inc. is incorporated herein by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.

(h)(29) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC (now Citigroup Global Transactions Services), is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(30) Schedule dated October 23, 2002 to the Transfer Agency Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services relating to Commerce Bank is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(31) Schedule dated December 9, 2002 to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services relating to the Chartwell Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 20, 2002.
(h)(32) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(33) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(34) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(35) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(36) Form of Transfer Agency and Service Agreement between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(37) Shareholder Servicing Agreement for the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(38) Shareholder Servicing Agreement for the Commerce Capital Funds is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(39) Shareholder Servicing Plan with respect to the Cambiar Opportunity Fund and Cambiar International Fund is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 16, 2004.

(h)(40) Shareholder Services Plan for the Westwood Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(h)(41) Form of Revised Exhibit A to the Shareholder Services Plan, relating to the Westwood Funds, is filed herewith.
(h)(42) Shareholder Services Plan for the Edgewood Growth Fund is filed herewith.
(h)(43) Form of Expense Limitation Agreement between the Registrant and Edgewood Management Company, with respect to the Edgewood Growth Fund, is incorporated herein by reference to exhibit
                  (h)(53) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(h)(44) Chartwell Investment Partners Expense Limitation Agreement dated March 1, 2006 is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(45) Haverford Investment Management, Inc. Expense Limitation Agreement dated March 1, 2006 is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(46) HGK Asset Management, Inc. Expense Limitation Agreement dated March 1, 2006 is incorporated herein by reference to exhibit
                  (h)(45) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(h)(47) Rice Hall James & Associates Expense Limitation Agreement dated March 1, 2006 is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(i) Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP) is filed herewith.
(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994 as revised August 14, 2000 for the Registrant is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(m)(2) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as revised August 14, 2000 for the Registrant is incorporated by reference to exhibit (m)(5) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(m)(3) Distribution Plan dated September 17, 2002 and Schedule A as amended May 18, 2004 with respect to the Chartwell Large Cap Value Fund, Chartwell Small Cap Value Fund and Rice Hall James Mid Cap Portfolio is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(m)(4) Distribution and Shareholder Servicing Plan dated August 13, 2001 with respect to the Synovus Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 21, 2004.

(m)(5) Amended Schedule A as amended November 16, 2004 to the Distribution and Shareholder Servicing Plan dated August 13, 2001 as amended November 16, 2004 with respect to the Synovus Funds and Analytic Defensive Equity Fund is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(m)(6) Amended Schedule to the Distribution Plan dated September 17, 2002 with respect to the Chartwell U.S. Equity Fund, Chartwell Small Cap Value Fund, Rice Hall James Mid Cap Portfolio and United Association S&P 500 Index Fund is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(m)(7) Amended Schedule to the Distribution Plan dated August 8, 1994, as amended August 14, 2000 and February 2006 for the Edgewood Growth Fund is filed herewith.
(n)(1) Amended and Restated Rule 18f-3 Plan for the Registrant is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(n)(2) Schedule and Certificate of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, relating to the WHG Income Opportunity Fund and WHG SMidCap Fund, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(n)(3) Form of Revised Schedule to the Registrant's Amended and Restated Rule 18f-3 Plan, relating to the WHG Large Cap Value Fund, is filed herewith.
(n)(4) Schedule and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, with respect to the Edgewood Growth Fund, are filed herewith.
(o)               Not Applicable.
(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to The Advisors' Inner Circle Fund II Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(3) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.
(p)(4) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(5) Steinberg Priest & Sloane Capital Management, LLC (now known as Steinberg Asset Management, LLC) Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.

(p)(6) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(7) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(8) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(9) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(10) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(11) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(12) Revised Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(p)(13) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(14) Haverford Investment Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on June 1, 2004.
(p)(15) Revised AIG Global Investment Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(16) Revised Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(17) Revised Rice Hall James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.

(p)(18) CB Investment Managers, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post Effective Amendment No. 79 to the Registrants Registration Statement on Form N1-A (File 33-42484), filed with the SEC on October 21, 2004.
(p)(19) Revised Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.
(p)(20) Revised Synovus Investment Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(p)(21) Westwood Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(p)(22) Edgewood Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 18, 2005.
(p)(23) Revised Allegiant Asset Management Company (formerly National City Investment Management Company) Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.
(p)(24) Revised SEI Investments Global Funds Services Code of Ethics dated January 2006 is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2006.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT, INC.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is One Post Office Square, 8th Floor, Boston, Massachusetts 02109.


---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                         Foley Hoag LLP                             Partner
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
---------------------------
AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, New York 10270.


------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
Win Jay Neuger                        American International Group, Inc.         Executive Vice President and Chief
Director,                                                                        Investment Officer
Chairman of Board of Directors and
Chief Executive Officer               AIG Global Asset Management Holdings       Director/Chief Executive
                                      Corp.                                      Officer/Chairman of Board of
                                                                                 Directors

                                      AIG Global Investment Fund Management      Director
                                      Ltd.

                                      AIG Global Investment Corp. (Europe), Ltd  Director


                                       14


------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
Helen Stefanis                        Financial Services Div. American           Senior Vice President
                                      International Group, Inc.

                                      AIG Equity Sales Corp.                     Director

------------------------------------- ------------------------------------------ -------------------------------------
George Coheleach                      American International Group, Inc.         Assistant Treasurer
Portfolio Manager

------------------------------------- ------------------------------------------ -------------------------------------
Mark P. Gross                         N/A                                        N/A
Managing Director

------------------------------------- ------------------------------------------ -------------------------------------
Richard W. Scott                      AIG Global Asset Management Holdings       Director
Director and                          Corp.
Senior Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard Biegen                        AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Director of Global Compliance
------------------------------------- ------------------------------------------ -------------------------------------
Erik Mogavero                         AIG Global Asset Management Holdings       Managing Director
Managing Director and                 Corp.
Chief Compliance Officer
------------------------------------- ------------------------------------------ -------------------------------------



ALLEGIANT ASSET MANAGEMENT CO.
------------------------------
Allegiant Asset Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of Allegiant Asset Management Co. is 200 Public Square, 5th Floor, Cleveland, Ohio 44114.


---------------------------------------------- ----------------------------------------- -----------------------------

              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
John G. Abunassar, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Kathleen T. Barr, Director                                       --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Andrew G. Harding, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Gordon A. Johnson, Director                                      --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Joseph C. Penko, Director                                        --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------
Anthony Cipiti, Jr., Secretary                                   --                                  --
---------------------------------------------- ----------------------------------------- -----------------------------

ANALYTIC INVESTORS, INC.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic Global Long-Short Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Dr.Roger Glen Clarke,                       Chairman Ensign Peak Advisors       President (September 1997 - present)
                                            Bonneville Holding Corporation      Director (January 2000 - present)
                                            Deseret Trust Company               Director (September 1996 - present)
------------------------------------------- ----------------------------------- --------------------------------------
Harindra de Silva, Director and President   Analytic US Market Neutral, Ltd.    Director (01/1999 - present)
                                            Analytic US Market Offshore
                                            Master, Ltd.                        Director (11/2000 - present)
                                            Analytic US Market Neutral
                                            Offshore II, Ltd.                   Director (05/2002 - present)
                                            Analytic US Market Neutral
                                            Offshore Master II, Ltd.            Director (05/2002 - present)
                                            Analytic US Market Neutral
                                            Offshore M, Ltd.                    Director (03/2004 - present)
                                            Analytic Japanese Equity Market
                                            Neutral Offshore, Ltd.              Director (11/2004 - present)
                                            Analytic Japanese Equity Market
                                            Neutral Offshore Master, Ltd.       Director (11/2004 - present)
                                            Analytic Market Neutral V-6, Ltd.   Director (04/2005 - present)
                                            Analytic Global Opportunity Fund
                                            I, Ltd.                             Director (04/2005 - present)
------------------------------------------- ----------------------------------- --------------------------------------
Marie Nastasi Arlt, Director, Treasurer,    Analytic US Market Neutral          Director (11/2001 - present)
Vice President, Chief Operating Officer     Offshore, Ltd.
and Corporate Secretary                     Analytic US Market Neutral          Director (05/2002 - present)
                                            Offshore II, Ltd.
                                            Analytic US Market Neutral          Director (03/2004 - present)
                                            Offshore M, Ltd.
                                            Analytic US Market Neutral          Director (04/2005 - present)
                                            Offshore Master, Ltd.
                                            Analytic US Market Neutral          Director (04/2005 - present)
                                            Offshore Master II, Ltd.
                                            Analytic Japanese Equity Market     Director (11/2004 - present)
                                            Neutral Offshore, Ltd.
                                            Analytic Japanese Equity Market     Director (11/2004 - present)
                                            Neutral Offshore Master, Ltd.
                                            Analytic Market Neutral V-6, Ltd.   Director (04/2005 - present)
                                            Analytic Global Opportunity Fund    Director (04/2005 - present)
                                            I, Ltd.)

------------------------------------------- ----------------------------------- --------------------------------------

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Scott F. Powers, Director                   Old Mutual US Holdings, Inc.        Chief Executive Officer
                                                                                (September 2001 - present)
                                                                                Chief Executive Officer
                                            Old Mutual Asset Managers (US) LLC  (September 2001 - present)
------------------------------------------- ----------------------------------- --------------------------------------


CAMBIAR INVESTORS LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, Colorado 80206.


------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Brian M. Barish, President, Director                        --                                   --
Research
------------------------------------------- ----------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                        --                                   --
Marketing
------------------------------------------- ----------------------------------- --------------------------------------
Michael J. Gardner, Principal                      Mountain States Bank         Board of Directors - effective
                                                                                           April 2002
------------------------------------------- ----------------------------------- --------------------------------------
Maria L. Azari, Principal                                   --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                  --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Christine M. Simon, Vice President,                         --                                   --
Director Operations & Finance
------------------------------------------- ----------------------------------- --------------------------------------


CB INVESTMENT MANAGERS, LLC
---------------------------
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507.

---------------------------------------------- ----------------------------------------- -----------------------------

              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
R. Kevin Stortzum, Officer                              Central Bank & Trust                 Senior Vice President
---------------------------------------------- ----------------------------------------- -----------------------------
Kathy Wilson, Officer                                    Central Bank & Trust                   Vice President
---------------------------------------------- ----------------------------------------- -----------------------------

                                       17

CHARTWELL INVESTMENT PARTNERS
-----------------------------
Chartwell Investment Partners is the investment adviser to the Chartwell U.S. Equity Fund (formerly, the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

----------------------------------------------- ---------------------------------------- -----------------------------
                   NAME AND
                POSITION WITH                                   NAME OF                        CONNECTION WITH
              INVESTMENT ADVISER                             OTHER COMPANY                      OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
John E. Andress, Jr.                                              --                                  --
Partner, Marketing & Client Service
----------------------------------------------- ---------------------------------------- -----------------------------
Edward N. Antoian                                               Zeke LP                   General Partner, Portfolio
Managing Partner and Senior Portfolio Manager                                                      Manager
----------------------------------------------- ---------------------------------------- -----------------------------
Richard M. Behler, Managing Partner and                           --                                  --
Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
George H. Burwell                                                 --                                  --
Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
Mark J. Cunneen                                                   --                                  --
Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
David C. Dalrymple                                                --                                  --
Managing Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
G. Gregory Hagar                                  Chartwell Dividend & Income Fund, Inc.    Vice President
Partner and Chief Financial Officer
----------------------------------------------- ---------------------------------------- -----------------------------
John A. Heffern                                                   --                                  --
Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
Winthrop S. Jessup                              Chartwell Dividend & Income Fund, Inc.     President, Chairman and
Managing Partner and Chairman                                                                      Director
----------------------------------------------- ---------------------------------------- -----------------------------
Michael D. Jones                                                  --                                  --
Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
Gerard P. Marino                                                  --                                  --
Partner, Marketing & Client Service
----------------------------------------------- ---------------------------------------- -----------------------------
Michael J. McCloskey                                              --                                  --
Managing Partner and President
----------------------------------------------- ---------------------------------------- -----------------------------
Kevin A. Melich                                 Chartwell Dividend & Income Fund, Inc.                --
Managing Partner and Senior Portfolio Manager
----------------------------------------------- ---------------------------------------- -----------------------------
Michael J. Nalevanko                                              --                                  --
Partner and Director of Equity Trading
----------------------------------------------- ---------------------------------------- -----------------------------
Harold A. Ofstie                                                  --                                  --
Managing Partner and Senior Portfolio Mgr
----------------------------------------------- ---------------------------------------- -----------------------------
Maria E. Pollack                                Chartwell Dividend & Income Fund, Inc.   Vice President and Treasurer
Partner and Director of Client Administration
----------------------------------------------- ---------------------------------------- -----------------------------
Timothy J. Riddle                               Chartwell Dividend & Income Fund, Inc.          Vice President
Managing Partner and Chief Executive Officer
----------------------------------------------- ---------------------------------------- -----------------------------
Edward A. Rittenhouse III                                         --                                  --
Partner, Marketing & Client Service
----------------------------------------------- ---------------------------------------- -----------------------------
Bernard P. Schaffer                             Chartwell Dividend & Income Fund, Inc.   Vice President and Director
Managing Partner and Senior Portfolio Mgr
----------------------------------------------- ---------------------------------------- -----------------------------


----------------------------------------------- ---------------------------------------- -----------------------------
              NAME AND POSITION                                                                CONNECTION WITH
           WITH INVESTMENT ADVISER                       NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
Christine F. Williams                                             --                                  --
Partner and Senior Portfolio Mgr
----------------------------------------------- ---------------------------------------- -----------------------------
Babak Zenouzi                                                     --                                  --
Partner and Senior Portfolio Mgr
----------------------------------------------- ---------------------------------------- -----------------------------


COMMERCE CAPITAL MARKETS, INC.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Stanley A. Gregor, CEO/President         Commerce Capital Investments, Inc      CEO/President
---------------------------------------- -------------------------------------- --------------------------------------
Terrence J. Malloy, Director             Commerce Capital Investments, Inc      Director
---------------------------------------- -------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting            Commerce Capital Investments, Inc      Accounting Manager/FINOP
Manager/FINOP
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance       Commerce Capital Investments, Inc      Chief Compliance Officer
Officer
---------------------------------------- -------------------------------------- --------------------------------------

C.S. MCKEE, L.P.
----------------
C.S. McKee, L.P. is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, L.P. is One Gateway Center, Pittsburgh, Pennsylvania 15222.

------------------------------------------- ---------------------------------------- -------------------------------------
            NAME AND POSITION                                                                  CONNECTION WITH
         WITH INVESTMENT ADVISER                     NAME OF OTHER COMPANY                      OTHER COMPANY
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, President, CEO                              --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Gregory M. Melvin, EVP, CIO                 Dartmouth Capital Advisor's Inc.                      President
------------------------------------------- ---------------------------------------- -------------------------------------
Norman S. Allan, EVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Lloyd F. Stamy, Jr., SVP                                      --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Joseph A. Buongiorno, SVP                                     --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Boyd M. Hanson, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Jack P. White, VP                                             --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Brian S. Allen, SVP                                           --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Bryan R. Johanson, SVP                                        --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Suda Vatsan, VP                                               --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Robert A. McGee, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Mark Gensheimer, SVP                                          --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Christy S. Brenza, VP                                         --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
William J. Andrews, SVP                                       --                                      --
------------------------------------------- ---------------------------------------- -------------------------------------
Eugene M. Natali, Jr.                                         --                                      --
Marketing & Client Service Rep.
------------------------------------------- ---------------------------------------- -------------------------------------

EDGEWOOD MANAGEMENT COMPANY
---------------------------
Edgewood Management Company is the investment adviser for the Edgewood Growth Fund. The principal address of Edgewood Management Company is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. [TO BE PROVIDED BY AMENDMENT].

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
------------------------------------
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Grant Foundation                       Chairman of the Board
Director                                 Regenstein Foundation                  Board Member  and Chairman -
                                                                                Investment Committee
                                         Children's Memorial Hospital           Board Member
                                                                                Vice Chairman - Investment Committee
                                         The Admiral                            Board Member
                                                                                Chairman - Investment Committee
                                         Terra Foundation                       Board Member
                                                                                Chairman - Investment Committee
                                         Art Institute of Chicago               Board Member - American Art
                                         Lake Forest Academy                    Life Trustee

                                         Lake Forest Police Pension Board       Board Member; Chairman - Investment
                                                                                Committee
                                         Graceland Cemetery                     Trustee
                                         Metropolitan Planning Council          Trustee
                                         Better Government Association          Trustee
                                         Northwestern University                Associate Trustee
                                         Vista Resources                        Advisory Director
                                         Private Bank                           Board Member - Suburban Bank
                                         International Foundation               Advisory Director
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Ophelia Barsketis, Managing Director      Cashmere Linen Home Collection LLC                Owner, Member
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Candice Melcher, Senior Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------


FIRST MANHATTAN CO.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, New York 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                Berkshire Hathaway, Inc.               Member, Board of Directors
Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing            Ark Restaurants Corp.                Member, Board of Directors
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Chief Executive                      --                                      --
Officer and Senior Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, Chief Legal Officer and
Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Cheryl M. Kallem, Senior Managing                         --                                      --
Director, Chief Financial Officer and
co-Chief Compliance Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Edward I. Lefferman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------


HAVERFORD INVESTMENT MANAGEMENT, INC.
-------------------------------------
Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546.


----------------------------------------------- ---------------------------------------- -----------------------------

              NAME AND POSITION                          NAME OF OTHER COMPANY                 CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
George Connell,                                       The Haverford Trust Company                Chairman/CEO
Chairman and CEO                                  Haverford Financial Services, Inc.             Chairman/CEO
                                                   Haverford Trust Securities, Inc.                Chairman
----------------------------------------------- ---------------------------------------- -----------------------------
Joseph J. McLaughlin Jr., President and               The Haverford Trust Company                 President
Director
----------------------------------------------- ---------------------------------------- -----------------------------
Binney H. C. Wietlisbach,                             The Haverford Trust Company          Executive Vice President
Vice President and Director                        Haverford Trust Securities, Inc.               President
----------------------------------------------- ---------------------------------------- -----------------------------
Henry B. Smith,                                       The Haverford Trust Company               Vice President
Vice President and Director
----------------------------------------------- ---------------------------------------- -----------------------------

HGK ASSET MANAGEMENT, INC.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, New Jersey 07310.


---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Chairman and
Chief Executive Officer                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II,
President and Chief Compliance Officer                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast
Chief Investment Officer Managing                         --                                     --
Director Equity Investments
---------------------------------------- -------------------------------------- --------------------------------------
Gregory W. Lobo
Managing Director, Fixed Income                           --                                     --
Investments
---------------------------------------- -------------------------------------- --------------------------------------
David C. Hauck, CPA                                       --                                     --
Senior Vice President, Fixed Income
Investments
---------------------------------------- -------------------------------------- --------------------------------------
Richard J. Bruce                         Bruce Nelson Capital LLP               Chief Investment Officer
Director, International (EAFE)           London, England
Investment Disciplines
---------------------------------------- -------------------------------------- --------------------------------------
Martin Maddaloni                                          --                                     --
Director, Sales, Marketing and Client
Service
---------------------------------------- -------------------------------------- --------------------------------------
Carol Bandille                                            --                                     --
Managing Director
Office Operations
---------------------------------------- -------------------------------------- --------------------------------------
George J. Fisher                                          --                                     --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
B.K. Power                                                --                                     --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
JoAnn Conry                                               --                                     --
Vice President
Client Transactions
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
    Stuart M. Christhilf, III                              --                                     --
    Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
    Donald J. Hoelting                                     --                                     --
    Principal - Director
---------------------------------------- --------------------------------------- -------------------------------------
    Robert D. McDorman, Jr.
    Principal - Director                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Paul L. Borssuck                                       --                                     --
    Principal
---------------------------------------- --------------------------------------- -------------------------------------
    Andrew L. Gilchrist                                    --                                     --
    Principal
---------------------------------------- --------------------------------------- -------------------------------------
    William V. Heaphy
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Stephen T. Scott
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Simeon F. Wooten, III
    Principal                                              --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Linda L. Rosatelli
    Vice President of Operations                           --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Edward W. Brown, Jr.
    Vice President                                         --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Elizabeth A. Dannettel
    Vice President                                         --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Svietlana T. Franke                                    --                                     --
    Vice President
---------------------------------------- --------------------------------------- -------------------------------------
    Wendy E. Brown                                         --                                     --
    Operations Manager
---------------------------------------- --------------------------------------- -------------------------------------
    Kanda K. Harp
    Marketing Associate                                    --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Caroline N. Johnson
    Marketing Associate & Client
    Service Rep.                                           --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Joan Bielski
    Operation Administrator                                --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Daisy Vega-Galarza
    Portfolio Accountant                                   --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Daniel M. Amoss
    Research Assistant                                     --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Robert Jacapraro
    Senior Vice President
---------------------------------------- --------------------------------------- -------------------------------------
    Gary Merwitz
    Senior Vice President                                  --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Vitaly Korechevsky
    Senior Vice President                                  --                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Thomas Turpin
    Director of ICM                                        --                                     --
---------------------------------------- --------------------------------------- -------------------------------------

                                       24

LSV ASSET MANAGEMENT
--------------------
LSV Asset Management is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, Illinois 60606.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Chief Operating                        --                                     --
Officer, Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------


PROSPECT ASSET MANAGEMENT, INC.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, Hawaii 96825.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Kerrigan, Director, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Hamilton Smith, Director, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Cheri Nakamura, Director, Marketing
Director
---------------------------------------- -------------------------------------- --------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
---------------------------------
Rice Hall James & Associates, LLC is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, California 92101-3383.


-------------------------------------------- ---------------------------------- --------------------------------------
             NAME AND POSITION                                                             CONNECTION WITH
          WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                    OTHER COMPANY
-------------------------------------------- ---------------------------------- --------------------------------------
 Thao Buu-Hoan, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Kevin Hamilton, Partner & President                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Charles G. King, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Thomas McDowell, Partner, Chief                            --                                   --
 Executive Officer  & Chief Investment
 Officer
-------------------------------------------- ---------------------------------- --------------------------------------
 Carl M. Obeck, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Gary S. Rice, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Douglas Sheres, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 David P. Tessmer, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Cara Thome, Partner                                        --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
 Timothy A. Todaro, Partner
-------------------------------------------- ---------------------------------- --------------------------------------


STEINBERG ASSET MANAGEMENT, LLC
--------------------------------
Steinberg Asset Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Asset Management, LLC is 12 East 49th Street, Suite 1202, New York, New York 10017.


---------------------------------------- -------------------------------------- --------------------------------------
   NAME AND POSITION WITH INVESTMENT                                                       CONNECTION WITH
                ADVISER                          NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982-Present
Director                                 Samco Partners, L.P.                   General Partner since 1986-Present

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Michael A. Steinberg & Co., Inc.       Vice President since August
Managing Director                                                               1990-Present

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                                    N/A                                    N/A
Portfolio Manager & Analyst
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Donald Schultheis                        Credit Suisse Asset Management, LLC    Managing Director, Relationship
Managing Director, Marketing                                                    Manager, & Head of Consultant
and Client Relationship Manager                                                 Development July 1999-August 2004
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT LLC
-------------------------------
Sterling Capital Management LLC is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management LLC, is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Executive Director                       --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Executive Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Executive Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Executive Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Rau, Executive Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Neil Grant, Director                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Timothy Beyer, Executive Director                   AIM Investments              Employee until joining Sterling in
                                                                                              May 2004.
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Director                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Rasile, Director                                Wachovia                  Employee until joining Sterling in
                                                                                              May 2004.
---------------------------------------- -------------------------------------- --------------------------------------
Hung Bui, Executive Director                              --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mitch Kaczmarek, Associate Director                       --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Peter Brown, Associate Director              National Institutes of Health       Employee until joining Sterling in
                                                                                           December 2004.
---------------------------------------- -------------------------------------- --------------------------------------
Fred Lowrence, Associate Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
T Brett Schweizer, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

SYNOVUS INVESTMENT ADVISORS, INC.
---------------------------------
Synovus Investment Advisors, Inc. is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate-Term Bond Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, Georgia 31902-0120.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
William Perkins,                                          --                                     --
President /Chief Executive
Officer
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns,                                 Synovus Securities, Inc.                Director of Compliance
Director of Compliance                   Synovus Financial Management Services         Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L. Busby                                            --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                               Synovus Trust Company, N.A.                    Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
Greg Day                                                  --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II
Assistant Vice President
---------------------------------------- -------------------------------------- --------------------------------------


---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Cyndi A. Helms                                            --                                     --
Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I
Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                              Synovus Trust Company, N.A.             Chief Investment Officer
Chief Investment Advisor                                                                Senior Vice President
Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Morgan                                             --                                     --
Senior Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I
Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson Tax Officer                Synovus Financial Corp.                Director of Taxation
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield FAM Senior          Synovus Trust Company, N.A.            Senior Investment Manager Vice
Investment Manager Vice President                                               President
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw Portfolio Manager                       --                                     --
III Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly Portfolio Manager                    --                                     --
II Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Russell Wolsfelt Portfolio Manager I                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard Director Synovus Securities, Inc. President
---------------------------------------- -------------------------------------- --------------------------------------
William H. Roach Director                GLOBALT, Inc.                          President / Chief Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery Director                Synovus Trust Company, N.A.            Family Asset Management Strategist
                                                                                Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, Virginia 23230.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Larry E. Gibson,                                          --                                     --
Managing Director, President, Co-CEO
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Managing Director,  Co-CEO, CFO
---------------------------------------- -------------------------------------- --------------------------------------
H.B. Thomson III, Secretary                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                       Old Mutual Asset Management*                        CEO
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson, Chairman of the                      --                                     --
Board
---------------------------------------- -------------------------------------- --------------------------------------

* TS&W is an affiliate of Old Mutual Asset Management.

WESTWOOD MANAGEMENT CORP.
-------------------------
Westwood Management Corp. is the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund and WHG Large Cap Value Fund. The principal address of Westwood Management Corp. is 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

----------------------------------------------- ---------------------------------------- -----------------------------

              NAME AND POSITION                          NAME OF OTHER COMPANY                 CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
----------------------------------------------- ---------------------------------------- -----------------------------
Susan Byrne                                         Westwood Holdings Group, Inc.*         Chief Investment Officer
Chief Investment Officer and Chairman of the                  (NYSE: WHG)                        and Director
Board
----------------------------------------------- ---------------------------------------- -----------------------------
Brian Casey                                          Westwood Holdings Group, Inc.           President and Chief
President and Chief Executive Officer and                     (NYSE: WHG)                   Executive Officer and
Director                                                                                           Director

----------------------------------------------- ---------------------------------------- -----------------------------
                                                           Westwood Trust**                 President and Director
----------------------------------------------- ---------------------------------------- -----------------------------
Syliva L. Fry                                       Westwood Holdings Group, Inc.*         Chief Compliance Officer
Chief Compliance Officer
----------------------------------------------- ---------------------------------------- -----------------------------
                                                           Westwood Trust**                Chief Compliance Officer
----------------------------------------------- ---------------------------------------- -----------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc, a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI Institutional International Trust             August 30, 1988
         The Advisors' Inner Circle Fund II                January 28, 1993
         Bishop Street Funds                               January 27, 1995
         SEI Asset Allocation Trust                        April 1, 1996
         SEI Institutional Investments Trust               June 14, 1996
         HighMark Funds                                    February 15, 1997
         Oak Associates Funds                              February 27, 1998
         CNI Charter Funds                                 April 1, 1999
         iShares Inc.                                      January 28, 2000
         iShares Trust                                     April 25, 2000
         JohnsonFamily Funds, Inc.                         November 1, 2000
         Causeway Capital Management Trust                 September 20, 2001
         The Japan Fund, Inc.                              October 7, 2002
         Barclays Global Investors Funds                   March 31, 2003
         The Arbitrage Funds                               May 17, 2005
         The Turner Funds                                  January 1, 2006

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                       WITH REGISTRANT
----                       -------------------                                    ---------------------
William M. Doran           Director                                                     --
Carl A. Guarino            Director                                                     --
Edward D. Loughlin         Director                                                     --
Wayne M. Withrow           Director                                                     --
Kevin Barr                 President & Chief Executive Officer                          --
Maxine Chou                Chief Financial Officer & Treasurer                          --
Mark Greco                 Chief Operations Officer                                     --
John Munch                 General Counsel & Secretary                                  --
Karen LaTourette           Chief Compliance Officer, Anti-Money Laundering
                           Officer & Assistant Secretary                                --
Mark J. Held               Senior Vice President                                        --
Lori L. White              Vice President & Assistant Secretary                         --
Robert Silvestri           Vice President                                               --
John Coary                 Vice President & Assistant Secretary                         --
Michael Farrell            Vice President                                               --
Al DelPizzo                Vice President                                               --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

         First Union National Bank          Union Bank of California
         125 Broad Street                   475 Sansome Street
         Philadelphia, PA 19109             15th Floor
                                            San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's investment advisers:

                  Acadian Asset Management, Inc.
                  One Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  AIG Global Investment Corp.
                  70 Pine Street
                  20th Floor
                  New York, New York  10270

                  Allegiant Asset Management Company
                  200 Public Square
                  Cleveland, Ohio 44114

                  Analytic Investors, Inc.
                  500 South Grand Avenue, 23rd Floor
                  Los Angeles, California 90071

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, Kentucky 40507

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, Pennsylvania 19312

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, Pennsylvania 19103

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Edgewood Management Company
                  305 Park Avenue, 18th Floor
                  New York, NY 10022-6057

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, Illinois 60603


                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, Hawaii 96825

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Steinberg Asset Management, LLC
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Sterling Capital Management LLC
                  Two Morrocroft Centre
                  4064 Colony Road
                  Suite 300
                  Charlotte, North Carolina 28211

                  Synovus Investment Advisors, Inc.
                  P.O. Box 23024
                  Columbus, Georgia 31902-1313

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court
                  Suite 1200
                  Dallas, Texas 75201


ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 89 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of April, 2006.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:  /s/ JAMES F. VOLK
                                                      --------------------------
                                                      James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


        *                         Trustee                       April 14, 2006
--------------------------
Charles E. Carlbom

        *                         Trustee                       April 14, 2006
--------------------------
Mitchell A. Johnson

        *                         Trustee                       April 14, 2006
--------------------------
Betty L. Krikorian

        *                         Trustee                       April 14, 2006
--------------------------
Robert A. Nesher

        *                         Trustee                       April 14, 2006
--------------------------
Eugene B. Peters

        *                         Trustee                       April 14, 2006
--------------------------
George J. Sullivan, Jr.

        *                         Trustee                       April 14, 2006
--------------------------
James M. Storey

/s/ JAMES F. VOLK                 President                     April 14, 2006
--------------------------
James F. Volk

        *                         Controller &                  April 14, 2006
Michael Lawson                    Chief Financial Officer


*By: /s/ JAMES F. VOLK
     ---------------------
     James F. Volk

         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.

                                  EXHIBIT INDEX

EXHIBIT NO.       EXHIBIT
-----------       -------
EX-99.D29         Form of Amended and Restated Schedule to the Investment
                  Advisory Agreement dated December 16, 2005 between the
                  Registrant and Westwood Management Corp., with respect to the WHG Large Cap Value Fund.

EX-99.H41         Form of Revised Exhibit A to the Shareholder Services Plan,
                  relating to the Westwood Funds.

EX-99.H42         Shareholder Services Plan for the Edgewood Growth Fund.

EX-99.I           Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP).

EX-99.M7 Amended Schedule to the Distribution Plan dated August 8, 1994, as amended August 14, 2000 and February 2006 for the Edgewood Growth Fund.

EX-99.N3 Form of Revised Schedule S to the Registrant's Amended and Restated Rule 18f-3 Plan, relating to the WHG Large Cap Value Fund.

EX-99.N4 Schedule and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, with respect to the Edgewood Growth Fund.